UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)

(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2011 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 64.15%

Application Software - 2.95%
18,000	Microsoft Corp.	450,180

Asset Management - 1.07%
6,600	Invesco Ltd.	162,822

Beverages - 1.87%
4,000	Pepsico, Inc.	284,480

Business Services - 3.19%
6,000	Visa, Inc.	486,360

Computer & Office Equipment - 7.42%
25,000	Cisco Systems, Inc.	420,000
11,800	Hewlett-Packard Co.	441,084
1,600	International Business Machines Corp.	270,288
		1,131,372
Computer Integrated Systems Design - 0.47%
6,248	Mediware Information Systems, Inc. *	71,852

Drilling Oil & Gas Wells - 2.47%
9,000	Noble Corp.	376,830

Drug Manufacturers-Other - 2.18%
8,000	Endo Pharmaceutical Holdings, Inc. *	333,040

Electric Services - 5.54%
11,500	American Electric Power	439,300
7,000	NextEra Energy, Inc.	405,650
		844,950
Electromedical & Electrotherapeutic Apparatus - 2.49%
7,500	St. Jude Medical, Inc.	380,025

Farm Products - 1.47%
3,000	Bunge Ltd.	223,350

Health Care Plans - 2.05%
4,000	Wellpoint, Inc.	312,680

Independent Oil & Gas - 2.48%
4,500	Devon Energy Corp.	378,315

National Commercial Banks - 4.63%
11,500	US Bancorp	294,400
9,500	JP Morgan Chase & Co.	410,780
		705,180
Oil & Gas Field Machinery & Equipment - 0.95%
2,000	National Oilwell Varco, Inc.	145,160

Pharmaceutical Preparations - 6.75%
9,000	Abbott Laboratories	470,250
3,000	Johnson & Johnson	201,870
7,000	Teva Pharmaceutical Industries, Ltd.	356,300
		1,028,420
Retail-Drug Stores - 3.55%
14,000	CVS Caremark Corp.	541,660

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.64%
8,000	Raytheon Co.	403,040

Steel & Iron - 2.33%
11,000	Vale S.A.	354,860

Sugar & Confectionery Products - 1.46%
4,000	Hershey Co.	222,920

Surgical & Medical Instruments - 3.55%
9,100	Baxter International, Inc.	541,632

Telecom Services-Foreign - 2.62%
5,000	P.T. Telekomunik Indonesia TBK	179,900
9,000	Telefonica S.A.	218,970
		398,870

TOTAL FOR COMMON STOCK (Cost $9,089,484) - 64.15%		9,777,998

CORPORATE BONDS - 18.31%

Cement, Hydraulic - 0.70%
100,000	CRH America, Inc., 5.300%, 10/15/2013	107,317

Computer & Office Equipment - 1.06%
75,000	Dell, Inc., 4.70%, 4/15/2013	79,919
75,000	Hewlett-Packard Co., 4.750%, 6/2/14	82,307
		162,226
Containers-Paper/Plastics - 0.74%
100,000	Sealed Air Corp., 7.875%, 6/15/17	112,125

Electric Services - 0.36%
50,000	Appalachian Power Co., 4.950%, 2/1/15	54,383

Finance Services - 3.40%
100,000	Block Financial Corp., 5.125%, 10/30/14	103,719
50,000	Block Financial Corp., 7.875%, 1/15/13	52,687
300,000	Citigroup Funding, 10.000%, 5/28/25	285,600
75,000	GE Capital Corp., 4.950%, 3/15/19 **	76,088
		518,094
Heating Equipment - 0.55%
75,000	Fortune Brands, Inc., 6.375%, 6/15/14	83,416

National Commercial Banks - 3.18%
400,000	Bank of America Corp., 13.130%, 5/13/30 **	379,000
50,000	JP Morgan Chase & Co., 6.625%, 3/15/12	52,280
50,000	Wells Fargo & Co., 5.250%, 10/23/12	53,084
		484,364
Plastics, Materials & Synthetic Resins - 0.35%
50,000	Dow Chemical Corp., 6.000%, 10/1/12	53,335

Retail - Variety Stores - 0.42%
60,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	63,914

Retail - Consumer Electronics Stores - 0.50%
70,000	Best Buy Co., Inc., 6.750%, 7/15/13	76,706

Retail - Lumber & Other Building Material Dealers - 0.54%
75,000	Home Depot, Inc., 5.250%, 12/16/13	82,117

Security Broker Dealers - 4.06%
75,000	Morgan Stanley & Co., 12.050% , 3/16/30 **	71,625
50,000	Morgan Stanley & Co., 10.000%, 3/31/30	48,750
500,000	Morgan Stanley & Co., 10.000%, 4/28/30	498,000
		618,375
Sugar & Confectionery Products - 0.70%
100,000	WM. Wrigley Jr. Co., 4.650%, 7/15/15	106,000

Telephone Communications - 1.43%
150,000	AT&T, Inc., 6.700%, 11/15/13	168,987
45,000	New York Telephone Co., 7.000%, 6/15/13	49,151
		218,138
Transportation Services - 0.34%
50,000	GATX Financial Corp., 5.500%, 2/15/12	51,175

TOTAL FOR CORPORATE BONDS (Cost $2,722,408) - 18.31%		2,791,685

EXCHANGE TRADED FUNDS - 1.75%
10,000	PowerShares Build America Bond	266,400

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $251,409) - 1.75%		266,400

STRUCTURED NOTES - 7.41%
499,000	HSBC Bank, NA, CD, 0.000%, 7/17/13 *	563,670
100,000	JP Morgan Chase Bank, NA, 0.000%, 11/25/11 *	106,700
100,000	JP Morgan Chase Bank, NA, 0.000%, 1/31/12 *	108,510
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 9/22/14 *	228,737
100,000	Suntrust Bank, Atlanta, GA, 0.000%, 3/27/14 *	122,460

TOTAL FOR STRUCTURED NOTES (Cost $984,000) - 7.41%		1,130,077

REAL ESTATE INVESTMENT TRUST - 3.38%
17,500	Government Properties Income Trust	463,400
2,000	Public Storage	51,320

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $478,702) - 3.38%		514,720

PREFERRED SECURITIES - 0.49%
2,000	US Celluar Corp., 6.9618%	49,940
3,000	Wells Fargo VII PFD, 5.850%, 5/1/33	75,000

TOTAL FOR PREFERRED SECURITIES (Cost $106,554) - 0.49%		124,940

MUNICIPAL BOND - 0.52%
75,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	78,966

TOTAL FOR MUNICIPAL BOND (Cost $76,125) - 0.52%		78,966

BONUS CERTIFICATE - 2.68%
400,000	Commerzbank Bonus Certificate 1/19/16 *	408,200

TOTAL FOR BONUS CERTIFICATE (Cost $381,800) - 2.68%		408,200

SHORT TERM INVESTMENTS - 0.64%
97,012	Fidelity Money Market Portfolio Class Select 0.21%** (Cost $97,012)	97,012

TOTAL FOR SHORT TERM INVESTMENTS (Cost $97,012) - 0.64%

TOTAL INVESTMENTS (Cost $14,187,494) - 99.65%		15,189,998

OTHER ASSETS LESS LIABILITIES - 0.35%		52,631

NET ASSETS - 100.00%		15,242,629

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,187,494 amounted to $1,002,643, which consisted of aggregate gross unrealized appreciation of $1,246,529 and aggregate gross unrealized depreciation of $243,886.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,777,998	$0	$0	$9,777,998
Real Estate Investment Trusts	514,720	$0	$0	514,720
Preferred Securities	124,940	$0	$0	124,940
Exchange Trade Funds	266,400	$0	$0	266,400
Corporate Bonds	$0	2,791,685	$0	2,791,685
Municipal Bonds	$0	78,966	$0	78,966
Bonus Certificate	$0	408,200	$0	408,200
Structured Notes	$0	1,130,077	$0	1,130,077
Cash Equivalents	$97,012	$0	$0	$97,012
Total	$ 10,781,070	$4,408,928	$0	$15,189,998

	Archer Stock Fund
	Schedule of Investments
	May 31, 2011 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 97.58%

Air Services-Other - 0.61%
300	Atlas Air Worldwide Holdings, Inc. *	18,987

Apparel Stores - 0.65%
600	Ascena Retail Group, Inc. *	20,076

Asset Management - 0.67%
100	Blackrock, Inc.	20,556

Auto Parts - 0.42%
1,800	China Automotive Systems, Inc. *	12,870

Bituminous Coal & Lignite Surface Mining - 0.81%
200	Walter Energy, Inc.	24,910

Business Services - 3.16%
700	DG FastChannel, Inc. *	24,766
900	Visa, Inc.	72,954
		97,720
Chemicals & Allied Products - 0.54%
700	Olin Corp.	16,814

Chemicals-Major Diversified - 1.17%
1,000	Dow Chemical Co.	36,130

Computer & Office Equipment - 2.01%
3,700	Cisco Systems, Inc.	62,160

Computer Integrated Systems Design - 0.37%
500	NCI, Inc. *	11,350

Credit Services - 1.43%
450	Capital One Financial Corp.	24,453
600	Encore Capital Group, Inc. *	19,854
		44,307
Discount-Variety Stores - 0.66%
1,400	Fred's, Inc.	20,370

Diversified Electronics - 2.09%
3,200	Corning, Inc.	64,480

Diversified Machinery - 0.65%
400	Graco, Inc.	20,224

Diversified Utilities - 0.64%
600	Northwestern Corp.	19,842

Drug Manufacturers-Other - 2.16%
1,600	Endo Pharmaceutical Holdings, Inc. *	66,608

Electromedical & Electrotherapeutic Apparatus - 0.66%
400	St. Jude Medical, Inc.	20,268

Electronic Computers - 0.54%
1,000	Super Micro Computers, Inc. *	16,780

Electronics Stores - 2.63%
2,900	GameStop Corp. *	81,142

Farm Products - 2.17%
900	Bunge Ltd.	67,005

Fire, Marine & Casualty Insurance - 0.58%
300	RLI Corp.	18,075

Gold & Silver Ores - 2.09%
4,100	Kinross Gold Corp.	64,452

Health Care Plans - 1.27%
900	Aetna, Inc.	39,312

Heavy Construction Other Than Building Construction-Contractors - 0.85%
700	KBR, Inc.	26,124

Hospital & Medical Service Plans - 0.63%
400	Unitedhealth Group, Inc.	19,580

In Vitro & In Vivo Diagnostic Substances - 0.82%
1,000	Myraid Genetics, Inc. *	25,410

Independent Oil & Gas - 2.32%
575	Apache Corp.	71,645

Industrial Metals & Minerals - 4.65%
725	Cliffs Natural Resources, Inc.	65,756
2,800	Cloud Peak Energy, Inc. *	59,472
300	Peabody Energy Corp.	18,408
		143,636
Insurance Brokers - 0.60%
1,400	eHealth, Inc. *	18,564

Internet Information Providers - 1.00%
100	Baidu, Inc. *	13,571
1,500	Global Sources Ltd. *	17,355
		30,926
Investment Brokerage-National - 0.46%
50	CME Group, Inc.	14,288

Life Insurance - 0.47%
500	Delphi Financial Group, Inc.	14,585

Long-Term Care Facilities - 0.77%
800	Ensign Group, Inc.	23,920

Metalworking Machinery & Equipment - 0.85%
350	Lincoln Electric Holdings, Inc.	26,128

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.82%
700	Rofin-Sinar Technologies, Inc. *	25,298

Money Center Banks - 1.97%
1,480	Citigroup, Inc.	60,902

National Commercial Banks - 4.55%
1,600	JP Morgan Chase & Co.	69,184
1,500	Old National Bancorp	16,200
600	PNC Financial Services Group, Inc.	37,452
700	US Bancorp	17,920
		140,756
Oil & Gas Machinery & Equipment - 0.97%
600	Halliburton Co.	30,090

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.56%
50	Intuitive Surgical, Inc. *	17,450

Paper Mills - 1.27%
1,150	Meadwestvaco Corp.	39,123

Personal Computers - 1.13%
100	Apple, Inc. *	34,783

Personal Products - 2.97%
2,500	Avon Products, Inc.	74,275
200	Colgate-Palmolive Co.	17,506
		91,781
Pharmaceutical Preparations - 8.15%
1,300	Abbott Laboratories	67,925
700	Bristol Myers Squibb Co.	20,132
2,400	Cubist Pharmaceuticals, Inc. *	92,472
1,400	Teva Pharmaceutical Industries, Ltd.	71,260
		251,789
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.66%
800	Schulman A, Inc.	20,392

Property & Casualty Insurance - 0.88%
1,200	AmTrust Financial Services, Inc.	27,276

Radio & TV Broadcasting & Communications - 1.06%
400	L-3 Communications Holdings, Inc.	32,660

Railroad Equipment - 1.89%
1,700	Trinity Industries, Inc.	58,463

Railroad, Line-Haul Operating - 1.14%
600	Kansas City Southern *	35,334

Regional - Pacific Banks - 0.55%
300	City National Corp.	16,899

Regional - Southeast Banks - 1.58%
700	Community Trust Bancorp, Inc.	19,236
2,800	FNB Corp.	29,540
		48,776
Restaurants - 1.08%
1,300	Brinker International, Inc.	33,514

Retail-Auto & Home Supply Stores - 1.65%
850	O'Reilly Automotive, Inc. *	51,094

Retail-Retail Stores - 0.71%
1,300	Sally Beauty Holding, Inc. *	21,788

Savings & Loans - 1.36%
1,700	Astoria Financial Corp.	24,684
2,000	Brookline Bancorp, Inc.	17,460
		42,144
Savings Institutions, Federally Chartered - 1.04%
2,400	People's United Financial, Inc.	32,040

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.40%
1,200	LaBarge, Inc.	22,992
400	Raytheon Co.	20,152
		43,144
Secondary Smelting & Refining of Nonferrous Metals - 2.24%
3,700	Titanium Metals Corp. *	69,301

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.16%
1,400	NASDAQ Group, Inc. *	35,728

Security Brokers, Dealers & Flotation Companies - 0.62%
800	MarketAxess Holdings, Inc.	19,168

Semiconductor-Integrated Circuits - 1.09%
1,150	Diodes, Inc. *	33,580

Semiconductor-Related Devices - 1.71%
900	Intel Corp.	20,259
1,200	Maxim Integrated Products, Inc.	32,700
		52,959
Services-Consumer Credit Reporting, Collection Agencies - 0.56%
200	Portfolio Recovery Associates, Inc. *	17,324

Services-Educational Services - 0.78%
550	American Public Education, Inc. *	24,079

Services-Hospitals - 1.03%
600	Magellan Health Services, Inc. *	31,764

Sporting Good Stores - 0.56%
700	Cabela's, Inc. *	17,192

State Commercial Banks - 0.55%
300	Signature Bank Corp. *	17,076

Surgical & Medical Instruments - 0.58%
300	Baxter International, Inc.	17,856

Switchgear & Switchboard Apparatus - 0.58%
300	Littelfuse, Inc.	18,000

Telephone & Telegraph Apparatus - 1.22%
900	Netgear, Inc. *	37,665

Textile-Apparel Clothing - 0.69%
700	Hanesbrands, Inc. *	21,217

Textile-Apparel Footware & Accessories - 1.82%
400	Deckers Outdoors Corp. *	36,440
800	Iconix Brand Group, Inc. *	19,760
		56,200
Trucking (No Local) - 0.60%
500	Old Dominion Freight Line, Inc. *	18,665

Wholesale-Drugs Proprietaries & Druggist - 0.76%
600	NU Skin Enterprises, Inc.	23,454

Wholesale-Hardware & Plumbing & Heating - 0.43%
200	Watsco, Inc.	13,388

Wholesale-Misc Durable Goods - 1.82%
950	Schnitzer Steel Industries, Inc.	56,145

TOTAL FOR COMMON STOCK (Cost $2,953,764) - 97.58%		3,015,501

SHORT TERM INVESTMENTS - 1.25%
38,654	Fidelity Money Market Portfolio Class Select 0.21%** (Cost $38,654)	38,654

TOTAL FOR SHORT TERM INVESTMENTS (Cost $38,654) - 1.25%

TOTAL INVESTMENTS (Cost $2,992,418) - 98.83%		3,054,155

OTHER ASSETS LESS LIABILITIES - 0.17%		36,202

NET ASSETS - 100.00%		3,090,357

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,992,418 amounted to $61,737, which consisted of aggregate gross unrealized appreciation of $115,332 and aggregate gross unrealized depreciation of $53,595.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,015,501	$0	$0	$3,015,501
Cash Equivalents	$38,654	$0	$0	$38,654
Total	$ 3,054,155	$0	$0	$3,054,155

	Archer Income Fund
	Schedule of Investments
	May 31, 2011 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 18.31%

Commercial Banks-Western - 2.60%
50,000	Zions Bank, 5.500%, 05/10/16	51,042

Diversified Banking Institutions - 17.51%
100,000	BAC, 6.750%, 09/09/13	107,419
75,000	Goldman Sacs, 4.000%, 05/18/23	74,625
250,000	Morgan Stanley, 8.750%, 04/08/12	162,275
		344,319
Diversified Financial Services - 5.51%
100,000	GE Capital 6.750%, 02/18/14	108,390

Multimedia - 2.59%
50,000	Time Warner, 4.750%, 03/29/21	50,890

TOTAL FOR CORPORATE BONDS (Cost $497,525) - 28.20%		554,641

EXCHANGE TRADED FUNDS - 47.90%
1,200	iShares Barclays Intermediate Credit Bond	128,678
200	iShares Barclays Tips Bond	22,172
1,600	iShares Iboxx Investment Grade Corp. Bond	178,304
8,000	PowerShares Build America Bond	213,120
6,500	PowerShares Financial Preferred	119,178
11,000	PowerShares Preferred	158,840
1,500	Vanguard Intermediate Corp.	121,635

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $920,498) - 47.90%		941,927

CLOSED-END MUTUAL FUND - 4.59%
4,700	Western Asset Emerging Market	90,287

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $88,306) - 4.59%		90,287

REAL ESTATE INVESTMENT TRUST - 5.75%
2,000	Duke Realty Corp., 6.450%, Series F	62,650
2,500	Public Storage Corp., 6.950%, Series M	50,360

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $110,764) - 5.75%		113,010

PREFERRED SECURITIES - 5.08%
4,000	US Celluar Corp., 6.9618%	99,880

TOTAL FOR PREFERRED SECURITIES (Cost $99,840) - 5.08%		99,880

MUNICIPAL BOND - 2.72%
50,000	CLA, 6.360%, 11/01/24	54,534
50,000	Illinois State, 5.665%, 03/01/2018	53,450

TOTAL FOR MUNICIPAL BOND (Cost $104,118) - 2.72%		107,984

SHORT TERM INVESTMENTS - 2.70%
53,129	Fidelity Money Market Portfolio Class Select 0.21%** (Cost $53,129)	53,129

TOTAL FOR SHORT TERM INVESTMENTS (Cost $53,129) - 2.70%

TOTAL INVESTMENTS (Cost $1,874,180) - 99.71%		1,960,858

OTHER ASSETS LESS LIABILITIES - 0.29%		5,731

NET ASSETS - 100.00%		1,966,589

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,874,180 amounted to $28,480, which consisted of aggregate gross unrealized appreciation of $37,678 and aggregate gross unrealized depreciation of $9,198.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	113,010	$0	$0	113,010
Preferred Securities	99,880	$0	$0	99,880
Exchange Trade Funds	941,927	$0	$0	941,927
Corporate Bonds	$0	554,641	$0	554,641
Municipal Bonds	$0	107,984	$0	107,984
Structured Notes	$0	90,287	$0	90,287
Cash Equivalents	$53,129	$0	$0	$53,129
Total	$ 1,207,946	$752,912	$0	$1,960,858

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date August 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date August 1, 2011

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date August 1, 2011

* Print the name and title of each signing officer under his or her signature.